Initial Public Offering (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Class of Stock [Line Items]
Schedule of Reconciliation of Class A Ordinary shares reflected in the Condensed Balance Sheets
The Company’s outstanding convertible preferred stock consisted of the following as of December 31, 2021 (in thousands, except share and per share data):

	Original Issue Price	Shares Authorized	Shares Outstanding	Net Carrying Value	Liquidation Preference
Series Seed	$0.5245	9,693,116	9,693,115	$3,943	$5,084
Series A	0.5245	14,130,360	14,069,657	5,240	7,379
Series B	1.2450	12,689,363	12,563,418	15,545	15,642
Series C	2.4144	15,635,550	15,324,913	36,917	37,000
Series C-1	3.1669	8,554,106	8,554,106	27,003	27,090
Series D	7.0135	20,196,682	19,961,423	136,618	140,000
Series D-1	9.0731	5,314,209	5,314,209	48,146	48,216
Series D-2	6.1850	14,551,371	14,551,370	89,638	90,000
Series E	8.4672	14,762,823	14,762,823	124,868	125,000

Total		115,527,580	114,795,034	$487,918	$495,411

The
Company’s outstanding convertible preferred stock consisted of the following as of December 31, 2020 and 2021 (in thousands, except share data):

	Original Issue Price	Shares Authorized	Shares Outstanding	Net Carrying Value	Liquidation Preference
Series Seed	$0.5245	9,693,116	9,693,115	$3,943	$5,084
Series A	0.5245	14,130,360	14,069,657	5,240	7,379
Series B	1.2450	12,689,363	12,563,418	15,545	15,642
Series C	2.4144	15,635,550	15,324,913	36,917	37,000
Series C-1	3.1669	8,554,106	8,554,106	27,003	27,090
Series D	7.0135	20,196,682	19,961,423	136,618	140,000
Series D-1	9.0731	5,314,209	5,314,209	48,146	48,216
Series D-2	6.1850	14,551,371	14,551,370	89,638	90,000
Series E	8.4672	14,762,823	14,762,823	124,868	125,000

Total		115,527,580	114,795,034	$487,918	$495,411

Virgin Group Acquisition Corp. II [Member]
Class of Stock [Line Items]
Schedule of Reconciliation of Class A Ordinary shares reflected in the Condensed Balance Sheets
As of March 31, 2022 and December 31, 2021, the ordinary shares reflected on the balance sheet are reconciled in the following table:

Gross proceeds from IPO	$402,500,000
Less:
Proceeds allocated to Public Warrants	(10,101,143)
Ordinary share issuance costs	(22,162,529)
Plus:
Accretion of carrying value to redemption value	32,263,672

Contingently redeemable ordinary shares	$402,500,000

As of December 31, 2021, the ordinary shares reflected on the balance sheet are reconciled in the following table:

Gross proceeds from IPO	$402,500,000
Less:
Proceeds allocated to Public Warrants	(10,101,143)
Ordinary share issuance costs	(22,162,529)
Plus:
Accretion of carrying value to redemption value	32,263,672
Contingently redeemable ordinary shares	$402,500,000